Long-term Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Schedule of future minimum payments

Year Ending December 31:
2026	$317,000
2027	567,500
2028	270,000
Total	$1,154,500

Year Ending December 31:

2026	$634,000
2027	$567,500
2028	$270,000
Total	$1,471,500